Regulatory Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Parke Bancorp Inc.
Total Risk Based Capital (to Risk Weighted Assets) [Abstract]
Actual, Amount	$ 154,018	$ 135,258
For Capital Adequacy Purposes, Amount	72,470	62,777
Tier 1 Capital (to Risk Weighted Assets) [Abstract]
Actual, Amount	143,453	125,371
For Capital Adequacy Purposes, Amount	$ 55,666	$ 31,389
Total Risk Based Capital and Tier 1 Capital (to Risk Weighted Assets) [Abstract]
Total Risk Based Capital, Actual, Ratio	18.33%	17.24%
Total Risk Based Capital, For Capital Adequacy Purposes, Ratio	8.625%	8.00%
Tier 1 Capital, Actual, Ratio	17.07%	15.98%
Tier 1 Capital, For Capital Adequacy Purposes, Ratio	6.625%	6.00%
Tier 1 Common Equity Risk Based Capital [Abstract]
Tier 1 Capital Common Equity, Actual	$ 110,453	$ 92,371
Tier 1 Capital Common Equity, Actual, Ratio	13.15%	11.77%
Tier 1 Capital Common Equity, For Capital Adequacy Purposes, Amount	$ 43,062	$ 31,389
Tier 1 Capital Common Equity, For Capital Adequacy Purposes, Amount, Ratio	5.125%	4.50%
Tier 1 Capital (to Average Assets) [Abstract]
Actual, Amount	$ 143,453	$ 125,371
For Capital Adequacy Purposes, Amount	$ 37,618	$ 34,133
Tier 1 Capital (to Average Assets) [Abstract]
Actual, Ratio	15.25%	14.69%
For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Parke Bank
Total Risk Based Capital (to Risk Weighted Assets) [Abstract]
Actual, Amount	$ 150,636	$ 134,415
For Capital Adequacy Purposes, Amount	72,470	62,777
To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	84,023	78,471
Tier 1 Capital (to Risk Weighted Assets) [Abstract]
Actual, Amount	140,070	124,528
For Capital Adequacy Purposes, Amount	55,665	31,388
To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 67,218	$ 62,777
Total Risk Based Capital and Tier 1 Capital (to Risk Weighted Assets) [Abstract]
Total Risk Based Capital, Actual, Ratio	17.93%	17.13%
Total Risk Based Capital, For Capital Adequacy Purposes, Ratio	8.625%	8.00%
Total Risk Based Capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 Capital, Actual, Ratio	16.67%	15.87%
Tier 1 Capital, For Capital Adequacy Purposes, Ratio	6.625%	4.00%
Tier 1 Capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%	8.00%
Tier 1 Common Equity Risk Based Capital [Abstract]
Tier 1 Capital Common Equity, Actual	$ 140,070	$ 124,528
Tier 1 Capital Common Equity, Actual, Ratio	16.67%	15.87%
Tier 1 Capital Common Equity, For Capital Adequacy Purposes, Amount	$ 43,062	$ 31,388
Tier 1 Capital Common Equity, For Capital Adequacy Purposes, Amount, Ratio	5.125%	4.50%
Tier 1 Capital Common Equity, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 54,615	$ 51,006
Tier 1 Capital Common Equity, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	6.50%	6.50%
Tier 1 Capital (to Average Assets) [Abstract]
Actual, Amount	$ 140,070	$ 124,528
For Capital Adequacy Purposes, Amount	36,654	34,133
To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 45,818	$ 42,666
Tier 1 Capital (to Average Assets) [Abstract]
Actual, Ratio	15.29%	14.59%
For Capital Adequacy Purposes, Ratio	4.00%	4.00%
To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%